UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22564

GMO Series Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf Boston, MA                          02110
(Address of principal executive offices)        (Zip code)

J.B. Kittredge, Principal Executive Officer
GMO Trust
40 Rowes Wharf Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 330-7500

Date of fiscal year end: 4/30/12

Date of reporting period:  03/01/12 - 06/30/12

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22564
Reporting Period: 07/01/2011 - 06/30/2012
GMO Series Trust









=================== GMO International Equity Allocation Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GMO Series Trust
                ---------------------------------------------------------------

By  (Signature and Title)*
                              /s/ J.B. Kittredge
                              -------------------------------------------------

                               J.B. Kittredge, Principal Executive Officer

Date      August 17, 2012
          ---------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.


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